Stock-Based Compensation - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	0 Months Ended				12 Months Ended
	May 01, 2011	May 01, 2010	May 01, 2009	May 01, 2008	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	May 01, 2011	May 01, 2010	May 01, 2009	May 01, 2008
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Number of common stock shares authorized to be acquired under stock options granted												912,000	890,000	954,000	592,000
Vesting period	2 years	2 years	2 years	2 years
Exercisable period (in years)	4 years	4 years	4 years	4 years
Grant-date fair value per share of stock options								¥ 772	¥ 988	¥ 699	¥ 1,247
Recognized compensation cost for stock options					¥ 0	¥ 95	¥ 364
Fair value of vested shares					0	570	848
Cash received from the exercise of stock options					¥ 221	¥ 28	¥ 35